Label	Element	Value
Aptus Collared Income Opportunity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aptus Collared Investment Opportunity ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Aptus Collared Income Opportunity ETF (ACIO)
(the “Fund”)

March 23, 2023

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated August 31, 2022

Effective March 31, 2023, the Fund’s name will change to the “Aptus Collared Investment Opportunity ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement for future reference.
Aptus Collared Income Opportunity ETF | Aptus Collared Income Opportunity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACIO